Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vietnam marketplace [Member]
Statements [Line Items]
Decrease in the growth rate	5.10%	4.10%
Malaysia marketplace CGU [Member]
Statements [Line Items]
Decrease in the growth rate	5.70%